NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of estimated useful lives for each major depreciable (Details)	12 Months Ended
Dec. 31, 2022
Computer Equipment [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office furniture and equipment [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lease term or useful life, whichever is shorter
Machinery and Equipment [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years